FAIR VALUE MEASUREMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
6. FAIR VALUE MEASUREMENTS
The disclosures in this note apply to both Registrants, unless indicated otherwise.
RECURRING FAIR VALUE MEASUREMENTS
Authoritative accounting guidance establishes a fair value hierarchy that prioritizes the inputs used to measure fair value. This hierarchy gives the highest priority to Level 1 measurements and the lowest priority to Level 3 measurements. The three levels of the fair value hierarchy and a description of the valuation techniques are as follows:

Level 1	-	Quoted prices for identical instruments in active market.

Level 2	-	Quoted prices for similar instruments in active market.

	-	Quoted prices for identical or similar instruments in markets that are not active.

	-	Model-derived valuations for which all significant inputs are observable market data.

Models are primarily industry-standard models that consider various assumptions, including quoted forward prices for commodities, time value, volatility factors and current market and contractual prices for the underlying instruments, as well as other relevant economic measures.

Level 3	-	Valuation inputs are unobservable and significant to the fair value measurement.

FirstEnergy produces a long-term power and capacity price forecast annually with periodic updates as market conditions change. When underlying prices are not observable, prices from the long-term price forecast are used to measure fair value.

FTRs are financial instruments that entitle the holder to a stream of revenues (or charges) based on the hourly day-ahead
congestion price differences across transmission paths. FTRs are acquired by FirstEnergy in the annual, monthly and long-term PJM auctions and are initially recorded using the auction clearing price less cost. After initial recognition, FTRs’ carrying values are periodically adjusted to fair value using a mark-to-model
methodology, which approximates market. The primary inputs into the model, which are generally less observable than objective sources, are the most recent PJM auction clearing prices and the FTRs’ remaining hours. The model calculates the fair value by multiplying the most recent auction clearing price by the remaining FTR hours less the prorated FTR cost. Significant increases or decreases in inputs in isolation may have resulted in a higher or lower fair value measurement.
The Registrants primarily apply the market approach for recurring fair value measurements using the best information available. Accordingly, the Registrants maximize the use of observable inputs and minimize the use of unobservable inputs. There were no changes in valuation methodologies used as of March 31, 2026, from those used as of December 31, 2025. The determination of the fair value measures takes into consideration various factors, including but not limited to, nonperformance risk, counterparty credit risk and the impact of credit enhancements (such as cash deposits, LOCs and priority interests). The impact of these forms of risk was not significant to the fair value measurements.
The following table sets forth the recurring assets and liabilities that are accounted for at fair value by level within the fair value hierarchy as of March 31, 2026 and December 31, 2025:

	March 31, 2026				December 31, 2025
FirstEnergy	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(In millions)
Assets
Derivative assets FTRs (1)	$—	$—	$3	$3	$—	$—	$21	$21
Equity securities	2	—	—	2	2	—	—	2
Debt securities (2)	—	282	—	282	—	280	—	280
Cash, cash equivalents and restricted cash (3)	80	—	—	80	99	—	—	99
Other (4)	—	53	—	53	—	56	—	56

Total assets	$82	$335	$3	$420	$101	$336	$21	$458

Liabilities
Derivative liabilities FTRs (1)	$—	$—	$—	$—	$—	$—	$(1)	$(1)

Total liabilities	$—	$—	$—	$—	$—	$—	$(1)	$(1)

Net assets	$82	$335	$3	$420	$101	$336	$20	$457

(1)	Contracts are subject to regulatory accounting treatment and changes in market values do not impact earnings.
(2)	Related to JCP&L’s investments held in the spent nuclear fuel disposal trusts as further discussed below.
(3)
Restricted cash of $28 million and $42 million as of March 31, 2026 and December 31, 2025, respectively, primarily relates to cash collected from MP, PE and the Ohio Companies’ customers that is specifically used to service debt of their respective funding companies.

(4)	Primarily consists of short-term investments, of which $12 million and $17 million as of March 31, 2026 and December 31, 2025, respectively, are held by JCP&L.

INVESTMENTS
All temporary cash investments purchased with an initial maturity of three months or less are reported as cash equivalents on the Consolidated Balance Sheets at cost, which approximates their fair market value. Investments other than cash and cash equivalents include AFS debt securities and other investments. The Registrants have no debt securities held for trading purposes.
Generally, unrealized gains and losses on equity securities are recognized in income whereas unrealized gains and losses on AFS debt securities are recognized in AOCI. However, the JCP&L spent nuclear fuel disposal trusts are subject to regulatory accounting with all gains and losses on equity and AFS debt securities offset against regulatory assets.
Spent Nuclear Fuel Disposal Trusts
JCP&L holds debt securities within the spent nuclear fuel disposal trust, which are classified as AFS securities, recognized at fair market value. The trust is intended for funding spent nuclear fuel disposal fees to the DOE associated with the previously owned Oyster Creek and Three Mile Island Unit 1 nuclear power facilities.
The following table summarizes the amortized cost basis, unrealized gains, unrealized losses and fair values of investments held in spent nuclear fuel disposal trusts as of March 31, 2026 and December 31, 2025:

	March 31, 2026 (1)				December 31, 2025 (2)
	Cost Basis	Unrealized Gains	Unrealized Losses	Fair Value	Cost Basis	Unrealized Gains	Unrealized Losses	Fair Value
	(In millions)
Debt securities	$296	$—	$(14)	$282	$290	$2	$(12)	$280

(1)	Excludes short-term cash investments of $12 million as of March 31, 2026.
(2)	Excludes short-term cash investments of $17 million as of December 31, 2025.
Proceeds from the sale of investments in AFS debt securities, realized gains and losses on those sales and interest and dividend income for the three months ended March 31, 2026 and 2025, were as follows for the Registrants:

	For the Three Months Ended March 31,
	2026	2025
	(In millions)
Sale proceeds	$20	$27
Realized gains	—	—
Realized losses	(2)	(2)
Interest and dividend income	3	3
Other Investments
Other investments include employee benefit trusts, which are primarily invested in corporate-owned life insurance policies, and equity method investments. Earnings and losses associated with corporate-owned life insurance policies and equity method investments are reflected in the “Miscellaneous Income, net” line on FirstEnergy’s Consolidated Statements of Income and Comprehensive Income, which were immaterial for the three months ended March 31, 2026 and 2025. Other investments were $344 million as of both March 31, 2026 and December 31, 2025, and are excluded from the amounts reported above. See Note 1., “Organization and Basis of Presentation,” of the Combined Notes to Financial Statements of the Registrants for additional information on FirstEnergy’s equity method investments.

LONG-TERM DEBT AND OTHER LONG-TERM OBLIGATIONS
All borrowings with initial maturities of less than one year are defined as short-term financial instruments under GAAP and are reported as “Short-term borrowings” on the Consolidated Balance Sheets at cost. Since these borrowings are short-term in nature, the Registrants believe that their costs approximate their fair market value. The following table provides the approximate fair value and related carrying amounts of long-term debt, which excludes finance lease obligations and net unamortized debt issuance costs, unamortized fair value adjustments, premiums and discounts as of March 31, 2026 and December 31, 2025:

FirstEnergy	March 31, 2026	December 31, 2025
	(In millions)
Carrying value	$26,915	$26,390
Fair value	$26,252	$25,756

JCP&L	March 31, 2026	December 31, 2025
	(In millions)
Carrying value	$3,050	$3,050
Fair value	$3,021	$3,059
The fair values of long-term debt and other long-term obligations reflect the present value of the cash outflows relating to those securities based on the current call price, the yield to maturity or the yield to call, as deemed
appropriate at the end of each respective period. The yields assumed were based on securities with similar characteristics offered by corporations with credit ratings similar to those of the Registrants. The Registrants classified short-term borrowings, long-term debt and other long-term obligations as Level 2 in the fair value hierarchy as of March 31, 2026 and December 31, 2025.
FirstEnergy and JCP&L had the following redemptions and issuances during the three months ended March 31, 2026:

Company	Type	Redemption / Issuance Date	Interest Rate	Maturity	Amount (In millions)	Description
Redemptions
FE PA	Senior Unsecured	March, 2026	5.15%	2026	$300	Redeemed unsecured notes that became due.
Issuances
FE PA	Senior Unsecured	March, 2026	4.15%	2028	$300	Proceeds are expected to be used to: (i) refinance existing indebtedness, including the repayment of FE PA’s 5.15% senior notes due 2026, and short-term borrowings; (ii) to fund capital expenditures; (iii) to fund working capital; and (iv) to fund general corporate purposes.
FE PA	Senior Unsecured	March, 2026	4.55%	2031	$550	Proceeds are expected to be used to: (i) refinance existing indebtedness, including the repayment of FE PA’s 5.15% senior notes due 2026, and short-term borrowings; (ii) to fund capital expenditures; (iii) to fund working capital; and (iv) to fund general corporate purposes.
On March 11, 2026, MAIT agreed to sell $250 million of new 5.02% Senior Unsecured Notes due May 1, 2036. The sale is expected to close on April 30, 2026. Proceeds are expected to be used to repay short-term borrowings, to finance capital expenditures, for working capital and for other general corporate purposes.

On April 21, 2026, ATSI issued $175 million of new 5.19% Senior Unsecured Notes due May 15, 2033. Proceeds are expected to be used to repay short-term borrowings, including short-term borrowings incurred to repay at maturity $75 million aggregate principal amount of ATSI’s 4.00% Senior Unsecured Notes due 2026, to finance capital expenditures, for working capital and for other general corporate purposes.
On April 28, 2026, FE entered into the FE Term Loan Facility with a maturity date of April 27, 2027, which was fully drawn upon execution. The FE Term Loan Facility contains covenants and other terms and conditions substantially similar to those applicable to FE under the Amended Credit Facilities, including the same requirement to maintain a consolidated interest coverage ratio of not less than 2.50 times, measured at the end of each fiscal quarter for the last four fiscal quarters. Proceeds were used to repay short-term borrowings outstanding under the Amended Credit Facilities.
FE Convertible Notes Issuance
On May 4, 2023, FE issued $1.5 billion aggregate principal amount of 2026 Convertible Notes, at a rate of 4.00% per year, payable semiannually in arrears on May 1 and November 1 of each year, beginning on November 1, 2023. The 2026 Convertible Notes are unsecured and unsubordinated obligations of FE, and will mature on May 1, 2026, unless required to be converted or repurchased in accordance with their terms. Proceeds from the issuance were approximately $1.48 billion, net of issuance costs. FE may not elect to redeem the 2026 Convertible Notes prior to the maturity date.
In June 2025, FE repurchased approximately $1.2 billion aggregate principal amount of the 2026 Convertible Notes, using a portion of the proceeds from the offering of the 2029 Convertible Notes and 2031 Convertible Notes described below. The 2026 Convertible Notes are included within “Currently payable long-term debt” on the FirstEnergy Consolidated Balance Sheets.
Through the close of business on the second scheduled trading day immediately preceding the maturity date, holders of the 2026 Convertible Notes may convert all or any portion of their 2026 Convertible Notes at their option at any time at the conversion rate then in effect. FE will settle conversions of the 2026 Convertible Notes, if any, by paying cash for the aggregate principal amount of the 2026 Convertible Notes being converted and its conversion obligation in excess of such aggregate principal amount.
The amount of consideration that a holder will receive upon conversion will be determined by reference to the volume-weighted average price of FE’s common stock for each trading day in a 40 trading day observation period beginning on, and including, the 41st scheduled trading day immediately preceding the maturity date.
On June 12, 2025, FE issued $1.35 billion aggregate principal amount of its 2029 Convertible Notes, at a rate of 3.625% per year, and $1.15 billion aggregate principal amount of its 2031 Convertible Notes, at a rate of 3.875% per year, payable semiannually in arrears on January 15 and July 15 of each year, beginning on January 15, 2026. The 2029 Convertible Notes and 2031 Convertible Notes are unsecured and unsubordinated obligations of FE and will mature on January 15, 2029 and January 15, 2031, respectively, unless earlier converted or repurchased in accordance with their terms.
The 2029 Convertible Notes and 2031 Convertible Notes are included within “Long-term debt and other long-term obligations” on the FirstEnergy Consolidated Balance Sheets. Proceeds from the issuance were approximately $2.47 billion, net of issuance costs.
Holders may convert the 2029 Convertible Notes and 2031 Convertible Notes at their option at any time prior to the close of business on the business day immediately preceding: (i) October 15, 2028, with respect to the 2029

Convertible Notes, and (ii) October 15, 2030, with respect to the 2031 Convertible Notes, only under certain conditions:

•
During any calendar quarter, if the last reported sale price of FE’s common stock for at least 20 trading days during the period of 30 consecutive trading days ending on, and including, the last trading day of the immediately preceding calendar quarter is greater than or equal to 130% of the conversion price on each applicable trading day;

•
During the five consecutive business day period immediately after any 10 consecutive trading day period in which the trading price per $1,000 principal amount of the 2029 Convertible Notes and 2031 Convertible Notes for each trading day of such 10 trading-day
period was less than 98% of the product of the last reported sale price of FE’s common stock and the conversion rate on each such trading day; or

•	Upon the occurrence of certain corporate events specified in the indenture governing the 2029 Convertible Notes and 2031 Convertible Notes.
On or after October 15, 2028, in the case of the 2029 Convertible Notes, and on or after October 15, 2030, in the case of the 2031 Convertible Notes, until the close of business on the second scheduled trading day immediately preceding the maturity date of the relevant series of notes, holders may convert all or any portion of their notes of such series at any time, regardless of the foregoing conditions. FE will settle conversions of such notes by paying cash up to the aggregate principal amount of the notes to be converted and paying or delivering, as the case may be, cash, shares of its common stock or a combination of cash and shares of its common stock, at its election, in respect of the remainder, if any, of its conversion obligation in excess of the aggregate principal amount of the notes being converted, subject to the applicable terms of the indentures.
The conversion rate for each of the series of notes will initially be 20.9275 shares of FE’s common stock per $1,000 principal amount of such notes (equivalent to an initial conversion price of approximately $47.78 per share of FE’s common stock). The initial conversion price of such notes represents a premium of approximately 20% over the last reported sale price of FE’s common stock on the New York Stock Exchange on June 9, 2025. The conversion rate and the corresponding conversion price will be subject to adjustment in some events but will not be adjusted for any accrued and unpaid interest. In addition, following certain corporate events that occur prior to the maturity date with respect to a series of notes (and, in the case of the 2031 Convertible Notes, if FE delivers a notice of redemption with respect to the 2031 Convertible Notes), FE will, in certain circumstances, increase the conversion rate for a holder who elects to convert its notes of such series in connection with such corporate event or redemption as applicable.
FE may not redeem the 2029 Convertible Notes prior to the maturity date of the 2029 Convertible Notes. On or after January 15, 2029 and prior to the 40th trading day immediately before the maturity date of the 2031 Convertible Notes, FE may redeem for cash all or any of the portion of the 2031 Convertible Notes, subject to certain partial redemption limitations and only under certain conditions.
If FE undergoes a fundamental change (as defined in the relevant indenture), subject to certain conditions, holders of the 2026 Convertible Notes, 2029 Convertible Notes and/or 2031 Convertible Notes may require FE to repurchase for cash all or any portion of their notes at a repurchase price equal to 100% of the principal amount of the convertible notes to be repurchased, plus accrued and unpaid interest to, but excluding, the fundamental change repurchase date (as defined in the relevant indenture).
FE or its affiliates may, from time to time, seek to retire or purchase outstanding debt through open-market purchases, privately negotiated transactions or otherwise. Such repurchases, if any, will be upon such terms and at such prices as FE or its affiliates may determine, and will depend on prevailing market conditions, liquidity requirements, contractual restrictions and other factors.

JCP&L Senior Notes and Registration Rights
On September 4, 2025, JCP&L issued: (i) $350 million of senior unsecured notes due in 2029; (ii) $500 million of senior unsecured notes due in 2031; and (iii) $500 million of senior unsecured notes due in 2036, in a private offering that included registration rights agreements in which JCP&L agreed to conduct an exchange offer of these senior notes for the like principal amounts registered under the Securities Act. On April 9, 2026, JCP&L filed a registration statement on Form
S-4
for the exchange offer with the SEC, which was declared effective on April 23, 2026.
FE PA Senior Notes and Registration Rights
On March 19, 2026, FE PA issued $300 million of 4.15% senior unsecured notes due in 2028 and $550 million of 4.55% senior unsecured notes due in 2031, in a private offering that included registration rights agreements in which FE PA agreed to conduct an exchange offer of these senior notes for the like principal amounts registered under the Securities Act within 366 days after the closing.

10. FAIR VALUE MEASUREMENTS
The disclosures in this note apply to both Registrants, unless indicated otherwise.
RECURRING FAIR VALUE MEASUREMENTS
Authoritative accounting guidance establishes a fair value hierarchy that prioritizes the inputs used to measure fair value. This hierarchy gives the highest priority to Level 1 measurements and the lowest priority to Level 3 measurements. The three levels of the fair value hierarchy and a description of the valuation techniques are as follows:

Level 1	-	Quoted prices for identical instruments in active market

Level 2	-	Quoted prices for similar instruments in active market

	-	Quoted prices for identical or similar instruments in markets that are not active

	-	Model-derived valuations for which all significant inputs are observable market data

Models are primarily industry-standard models that consider various assumptions, including quoted forward prices for commodities, time value, volatility factors and current market and contractual prices for the underlying instruments, as well as other relevant economic measures.

Level 3	-	Valuation inputs are unobservable and significant to the fair value measurement

FirstEnergy produces a long-term power and capacity price f
oreca
st annually with periodic updates as market conditions change. When underlying prices are not observable, prices from the long-term price forecast are used to measure fair value.

FTRs are financial instruments that entitle the holder to a stream of revenues (or charges) based on the hourly day-ahead
congestion price differences across transmission paths. FTRs are acquired by FirstEnergy in the annual, monthly and long-term PJM auctions and are initially recorded using the auction clearing price less cost. After initial recognition, FTRs’ carrying values are periodically adjusted to fair value using a mark-to-model
methodology, which approximates market. The primary inputs into the model, which are generally less observable than objective sources, are the most recent PJM auction clearing prices and the FTRs’ remaining hours. The model calculates the fair value by multiplying the most recent auction clearing price by the remaining FTR hours less the prorated FTR cost. Significant increases or decreases in inputs in isolation may have resulted in a higher or lower fair value measurement.

The Registrants primarily apply the market approach for recurring fair value measurements using the best information available. Accordingly, the Registrants maximize the use of observable inputs and minimizes the use of unobservable inputs. There were no changes in valuation methodologies used as of December 31, 2025, from those used as of December 31, 2024. The determination of the fair value measures takes into consideration various factors, including but not limited to, nonperformance risk, counterparty credit risk and the impact of credit enhancements (such as cash deposits, LOCs and priority interests). The impact of these forms of risk was not significant to the fair value measurements.
For investments reported at NAV where there is no readily determinable fair value, a practical expedient is available that allows the NAV to approximate fair value. Investments that use NAV as a practical expedient are excluded from the requirement to be categorized within the fair value hierarchy tables. Instead, these investments are reported outside of the fair value hierarchy tables to assist in the reconciliation of investment balances reported in the tables to the balance sheet. The Registrants have elected the NAV practical expedient for investments in private equity funds, insurance-linked securities, hedge funds (absolute return) and real estate funds held within the pension plan. See Note 4., “Pension and Other Postemployment Benefits,” of the Combined Notes to Financial Statements of the Registrants for the pension financial assets accounted for at fair value by level within the fair value hierarchy.
The following tables set forth the recurring assets and liabilities that are accounted for at fair value by level within the fair value hierarchy:

	December 31, 2025				December 31, 2024
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(In millions)
Assets
Derivative assets FTRs (1)	$—	$—	$21	$21	$—	$—	$7	$7
Equity securities	2	—	—	2	2	—	—	2
U.S. state debt securities (2)	—	280	—	280	—	276	—	276
Cash, cash equivalents and restricted cash (3)	99	—	—	99	154	—	—	154
Other (4)	—	56	—	56	—	45	—	45

Total assets	$101	$336	$21	$458	$156	$321	$7	$484

Liabilities
Derivative liabilities FTRs (1)	$—	$—	$(1)	$(1)	$—	$—	$—	$—

Total liabilities	$—	$—	$(1)	$(1)	$—	$—	$—	$—

Net assets (liabilities)	$101	$336	$20	$457	$156	$321	$7	$484

(1)	Contracts are subject to regulatory accounting treatment and changes in market values do not impact earnings.
(2)	Related to JCP&L’s investments held in the spent nuclear fuel disposal trusts, see below.

(3)
Restricted cash of $42 million and $43 million as of December 31, 2025 and 2024, respectively, primarily relates to cash collected from MP, PE and the Ohio Companies’ customers that is specifically used to service debt of their respective funding companies. See Note 11., “Capitalization,” of the Combined Notes to Financial Statements of the Registrants for additional information.

(4)	Primarily consists of short-term investments, of which $17 million and $6 million as of December 31, 2025, and December 31, 2024, respectively, are held by JCP&L.
INVESTMENTS
All temporary cash investments purchased with an initial maturity of three months or less are reported as cash equivalents on the Consolidated Balance Sheets at cost, which approximates their fair market value. Investments other than cash and cash equivalents include AFS debt securities and other investments. The Registrants have no debt securities held for trading purposes.
Generally, unrealized gains and losses on equity securities are recognized in income whereas unrealized gains and losses on AFS debt securities are recognized in AOCI. However, the JCP&L spent nuclear fuel disposal trusts are subject to regulatory accounting with all gains and losses on equity and AFS debt securities offset against reg ulat
ory assets.
Spent Nuclear Fuel Disposal Trusts
JCP&L holds debt securities within the spent nuclear fuel disposal trust, which are classified as AFS securities, recognized at fair market value. The trust is intended for funding spent nuclear fuel disposal fees to the United States Department of Energy associated with the previously owned Oyster Creek and Three Mile Island Unit 1 nuclear power facilities.
The following table summarizes the amortized cost basis, unrealized gains, unrealized losses and fair values of investments held in nuclear fuel disposal trusts as of December 31, 2025 and 2024:

	December 31, 2025 (1)				December 31, 2024 (2)
	Cost Basis	Unrealized Gains	Unrealized Losses	Fair Value	Cost Basis	Unrealized Gains	Unrealized Losses	Fair Value
	(In millions)
Debt securities	$290	$2	$(12)	$280	$299	$—	$(23)	$276

(1)	Excludes short-term cash investments of $17 million as of December 31, 2025.
(2)	Excludes short-term cash investments of $6 million as of December 31, 2024.
Proceeds from the sale of investments in AFS debt securities, realized gains and losses on those sales and interest and dividend income for the years ended December 31, 2025, 2024 and 2023, were as follows for the Registrants:

	For the Years Ended December 31,
	2025	2024	2023
	(In millions)
Sale Proceeds	$102	$121	$38
Realized Gains	1	—	—
Realized Losses	(12)	(15)	(3)
Interest and Dividend Income	13	13	12
Other Investments
Other investments include employee benefit trusts, which are primarily invested in corporate-owned life insurance policies and equity method investments. Earnings and losses associated with corporate-owned life insurance policies and equity method investments are reflected in the “Miscellaneous Income, net” line of

FirstEnergy’s Consolidated Statements of Income. Other
inve
stments
were $344 million and $370 million as of December 31, 2025 and 2024, respectively, and are excluded from the amounts reported above. See Note 1., “Organization and Basis of Presentation,” of the Combined Notes to Financial Statements of the Registrants for additional information on FirstEnergy’s equity method investments.
For the years ended December 31, 2025, 2024 and 2023,
pre-tax
income related to corporate-owned life insurance policies were $19 million, $16 million and $18 million, respectively. Corporate-owned life insurance policies are valued using the cash surrender value and any changes in value during the period are recognized as income or expense.
LONG-TERM DEBT AND OTHER LONG-TERM OBLIGATIONS
All borrowings with initial maturities of less than one year are defined as short-term financial instruments under GAAP and are reported as Short-term borrowings on the Consolidated Balance Sheets at cost. Since these borrowings are short-term in nature, the Registrants believe that their costs approximate their fair market value. The following table provides the approximate fair value and related carrying amounts of long-term debt, which excludes finance lease obligations and net unamortized debt issuance costs, unamortized fair value adjustments, premiums and discounts as of December 31, 2025 and 2024:

	As of December 31
FirstEnergy	2025	2024
	(In millions)
Carrying Value	$26,390	$23,594
Fair Value	$25,756	$22,128

	As of December 31
JCP&L	2025	2024
	(In millions)
Carrying Value	$3,050	$2,350
Fair Value	$3,059	$2,284
The fair values of long-term debt and other long-term obligations reflect the present value of the cash outflows relating to those securities based on the current call price, the yield to maturity or the yield to call, as deemed appropriate at the end of each respective period. The yields assumed were based on securities with similar characteristics offered by corporations with credit ratings similar to those of the Registrants. The Registrants classified short-term borrowings, long-term debt and other long-term obligations as Level 2 in the fair value hierarchy as of December 31, 2025 and 2024.
See Note 11., “Capitalization,” of the Combined Notes to Financial Statements of the Registrants for further information on long-term debt issued and redeemed during the twelve months ended
December
31, 2025.